Touchstone Large Cap Core Equity Fund (Prospectus Summary) | Touchstone Large Cap Core Equity Fund
TOUCHSTONE LARGE CAP CORE EQUITY FUND SUMMARY
The Fund's Investment Goal
The Touchstone Large Cap Core Equity Fund (the “Fund”) seeks long-term capital appreciation as its primary goal and income as its secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product.  If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Large Cap Core Equity Fund
Management Fees		0.65%
Shareholder Service Fees		0.19%
Other Operating Expenses		0.37%
Total Other Expenses		0.56%
Total Annual Fund Operating Expenses		1.21%
Fee Waiver or Expense Reimbursement	[1][2]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	1.06%
[1]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[2]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.06% of average monthly net assets. This expense limitation is effective through April 29, 2015, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors' expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement. See the discussion entitled "Expense Limitation Agreement" under the section entitled "The Advisor" in the Fund's Statement of Additional Information for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product.  If the example included these expenses, the figures shown would be higher.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual expense limits).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Touchstone Large Cap Core Equity Fund
Expense Example, With Redemption, 1 Year	108
Expense Example, With Redemption, 3 Years	369
Expense Example, With Redemption, 5 Years	651
Expense Example, With Redemption, 10 Years	1,453

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund invests at least 80% of its total assets in common stocks of large-cap companies.  This is a non-fundamental investment policy that the Fund can change upon 60-days prior notice to shareholders.  The Fund considers companies with a market capitalization found within the Russell 1000 Index (between $1.01 billion and $494 billion as of February 28, 2014) at the time of purchase to be large-cap companies.  The size of the companies in the Russell 1000 Index will change with market conditions.  The Fund's portfolio will generally consist of 40 to 60 stocks.  The Fund may focus its investments on certain sectors.

The Fund's sub-advisor, Todd Asset Management, LLC (“Todd” or “Sub-Advisor”), selects stocks that it believes are attractively valued with active catalysts in place.  Todd uses a database of 4,000 stocks from which to choose the companies that will be selected for the Fund's portfolio.  The following process is followed to assist Todd in its selections:

• The 4,000 stocks are reduced to 1,000 by screening for the stocks in the Russell 1000 Index.

• The 1,000 stocks are reduced by screening for the largest market capitalizations (over $10 billion).

• A model is applied to select stocks that Todd believes are priced at a discount to their true value.

• Todd then searches for those companies that Todd believes has unrecognized earnings potential versus their competitors.

Restructuring announcements, changes in regulations, and spot news can be indicators of improved earnings potential.

Todd considers stocks for sale if they are overpriced, or if a significant industry or company development forces a re-evaluation of expected earnings.  Stocks will be sold if the relative price to intrinsic value reaches 50% or more above the Russell 1000, if a structural event permanently lowers the company's expected earnings, or if the integrity of accounting is in doubt.  The portfolio is rebalanced periodically due to changes in the Russell 1000 Index or the Fund's other portfolio securities.

The Fund's Principal Risks

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund, which could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

•                  Large-Cap Risk:  The Fund is subject to the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Sector Focus Risk:  The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return. The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes are the most mispriced.  As a result, poor performance or adverse economic events affecting one or more of these over-weighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.  In addition, the Fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Large Cap Core Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 1000® Index.  The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.  Inclusion of those fees would reduce the total return figures for all periods.  The Fund's past performance does not necessarily indicate how it will perform in the future.  Updated performance is available at no cost by calling 1.800.543.0407.

Touchstone Large Cap Core Equity Fund Performance as of December 31

Best Quarter: 3rd Quarter 2009 16.08% Worst Quarter: 4th Quarter 2008 (22.65)% The year-to-date return for the Fund as of March 31, 2014 is 3.21%.
Average Annual Total Returns For the periods ended December 31, 2013
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Large Cap Core Equity Fund	Large Cap Core Equity Fund Return	31.52%	16.15%	6.40%
Russell 1000 Index	Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	33.11%	18.59%	7.78%